Business Segment Information (Schedule of Total Assets by Segment) (Details) (Verint [Member], USD $) In Thousands, unless otherwise specified	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
Verint [Member]
Segment Reporting Information [Line Items]
Segment Reporting Information, Net Assets	$ 1,564,923	$ 1,441,424	$ 1,461,818